TAX SITUATION	12 Months Ended
Dec. 31, 2021
TAX SITUATION [Abstract]
TAX SITUATION
19	TAX SITUATION

a)	Credicorp is not subject to income tax or any taxes on capital gains, equity or property in Bermuda. Credicorp Peruvian subsidiaries are subject to the Peruvian tax regime.

The income tax rate in Perú as of December 31, 2021, 2020 and 2019 was 29.5 percent of the taxable income after calculating the worker’s participation, which is determined using a rate of 5.0 percent.
The income tax rate in Bolivia is 25.0 percent as of December 31, 2021 and December 31, 2020. Financial entities have an additional rate if the ROE exceeds 6.0 percent; in that case, they must consider an additional 25.0 percent, with which the rate would be 50.0 percent. Situation that as of the 2021 administration, was also established for brokerage firms, investment fund management companies and insurance entities.
In the case of Chile, there were two tax regimes: partially integrated regime and attributed regime. Credicorp Capital Holding Chile and all its Subsidiaries were taxed under the partially integrated regime, whose first category income tax rate for domiciled legal entities was 27.0 percent. This regime was maintained until December 31, 2019.
With the change in Chile’s tax legislation in 2020, two new regimes currently in force are established: the general regime and the Pro SME regime, for smaller companies. Credicorp Capital Holding Chile, like all its subsidiaries, is taxed under the general tax regime, whose first category income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2021.
On the other hand, natural or legal persons not domiciled in Chile will be subject to a tax called “Additional income tax” whose rates range between 4.0 percent and 35.0 percent, depending on the nature of the rent. Additionally, Chile has signed agreements to avoid double taxation with different countries, so that certain income could be released from withholding taxes or for the use of reduced rates.
In the case of Colombia, according to Law No.2155 of 2021 issued on September 14, 2021, the income tax rate for the year 2022 will be 35.0 percent of taxable income, for financial institutions it will be You must pay some additional points to the income tax and complementary during the following taxable periods:
Financial institutions must pay some additional points to the income tax and complementary during the following taxable periods:
-	For the taxable year 2022, 3.0 percent points will be added to the general tax rate, totaling 38.0 percent.
-	For the taxable year 2023, 3.0 percent points will be added to the general tax rate, totaling 38.0 percent.
-	For the taxable year 2024, 3.0 percent points will be added to the general tax rate, totaling 38.0 percent.

The additional rate will be applicable only to financial institutions that in the corresponding tax year have a taxable income equal to or greater than 120,000 Tax Value Unit (“UVT”), which as of December 31, 2021 is equivalent to a total of S/4.7 million (S/4.5 million as of December 31, 2020); in this sense, Credicorp Capital Colombia, Credicorp Capital Fiduciaria and MiBanco Colombia must pay income tax taking into consideration the above. In the event that the company receives occasional profits, quoted and established by the National Government in the Tax Statute and that are not subject to income tax, the company must apply a differential rate of 10.0 percent on net profit and expenses. associated respectively.
The Tax Reform Law No.2155 of 2021 repeals paragraph 1 of article 115 of the Tax Statute, which would allow from the year 2022 to take 100.0 percent of the industry and commerce tax as a tax discount for income tax, notices and boards. Thus, only 50.0 percent of the industry and commerce tax, notices and boards can be taken as a tax discount.
In addition to the Tax Reform Law No.2155 of 2021, the possibility of reducing the term of finality of the income tax return and complementary for the taxable periods 2022 and 2023 is established as follows:
Increase in net income tax compared to the previous year	Firmness of the declaration
35 percent	6 months
25 percent	12 months

The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:
	2021		2020		2019
	In millions	%	In millions	%	In millions	%

Theoretical tax and income tax rate in Perú	(1,573.2)	(29.50)	(66.1)	(29.50)	(1,762.2)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(12.8)	(0.24)	50.1	22.36	49.6	0.83
(ii) Provision tax on dividends	(78.6)	(1.47)	(44.6)	(19.91)	(142.1)	(2.39)
(iii) Non-taxable income, net	3.5	0.06	117.3	52.32	231.5	3.91
(iv) Change in estimate of deferred tax rate, net (Banco de Crédito de Bolivia)	–	–	53.3	23.80	–	–
Income tax and effective income tax rate	(1,660.99)	(31.15)	109.98	49.06	(1,623.18)	(27.14)

As of December 31, 2021, the variation corresponds mainly to the increase in Profit before Taxes without considering the Profit in Subsidiaries of Banco de Crédito del Perú and Pacifico Compañía de Seguros y Reaseguros S.A and the untaxed profit of Pacifico Compañía de Seguros y Reaseguros. S.A. As of December 31, 2020, the variation corresponds mainly to the reduction of Profit before Taxes without considering the Profits in Subsidiaries of Banco de Crédito del Perú and Pacifico Compañía de Seguros y Reaseguros S.A and the change in estimate of deferred tax rate from Banco de Crédito de Bolivia.

b)	Income tax expense for the years ended December 31, 2021, 2020 and 2019 comprises:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Current -
In Perú	945,937	926,361	1,469,497
In other countries	167,657	110,973	206,120
	1,113,594	1,037,334	1,675,617

Deferred -
In Perú	548,920	(927,130)	(30,862)
In other countries	(1,527)	(220,181)	(21,573)
	547,393	(1,147,311)	(52,435)
Total	1,660,987	(109,977)	1,623,182

The deferred income tax has been calculated on all temporary differences, considering the income tax rates effective where Credicorp’s subsidiaries are located.
As of December 31, 2021, the variation in deferred income tax is mainly due to a lower provision for credit risks of the loan portfolio. As of December 31, 2020, the variation in the income tax expense and the deferred is mainly due to the increase in approximately S/725.0 million because of the increase of the allowance of loan losses. Also, the increase of the recognition of a lower deduction for S/68.0 million in relation to intangible assets since there is a lower number of activated projects at the end of said period.
c)	The following table presents a summary of the Group’s deferred income tax:

	2021	2020
	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	1,266,336	1,738,240
Provision for profit sharing	84,625	40,648
Provision for sundry expenses and risks	62,029	24,972
Carry forward tax losses	35,243	34,972
Provision for pending vacations	28,287	25,994
Depreciation of improvements for leased premises	28,177	24,945
Unrealized losses due to valuation of investments at fair value through other comprehensive income	23,744	999
Provision of Stock awards	14,641	15,325
Unrealized losses due to valuation of investments at fair value through other comprehensive income	7,372	21,062
Freezing credits (zero rate) and FAE funds	–	45,317
Provision of interest on overdue refinanced loans	–	24,254
Others	97,732	83,717

Deferred liability
Intangibles, net	(242,521)	(219,980)
Adjustment for difference in exchange of SUNAT and SBS	(119,246)	(28,424)
Buildings depreciation	(59,029)	(65,052)
Deferred acquisitions costs - DAC	(15,900)	(14,705)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(10,966)	(28,377)
Unrealized gain from valuation of fair value hedging derivatives	(8,800)	(13,714)
Buildings revaluation	(3,642)	(4,234)
Unrealized gain in valuation on cash flow hedge derivatives	(3,407)	(3,974)
Fluctuation of the fair value of the covered bonds	–	(1,707)
Others	(7,316)	(6,623)
Total	1,177,359	1,693,655

	2021	2020
	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	20,710	18,634
Carry forward tax losses	19,757	19,443
Unrealized losses due to valuation of investments at fair value through other comprehensive income	16,636	20,488
Deferred income from commissions on remuneration	7,850	4,041
Provision for profit sharing	6,193	9,021
Others	16,519	21,514

Deferred liability
Intangibles, net	(41,179)	(41,491)
Gain generated in the reorganization of Pacífico EPS	(39,515)	(39,515)
Deferred acquisitions costs - DAC	(23,160)	(26,616)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(22,839)	(36,796)
Reserve for reinstatement premium costs and deductibles	(11,762)	(10,682)
Leasing operations related to loans	(3,409)	(3,595)
Buildings revaluation	(3,296)	(3,558)
Others	(47,563)	(36,417)
Total	(105,058)	(105,529)

As of December 31, 2021, the Group has recorded a deferred liability of deferred income tax of S/14.4 million corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.
As of December 31, 2020 and 2019, the Group has recorded a deferred liability of deferred income tax of S/14.4 million for both periods corresponding to unrealized gains and losses generated by investments at fair value through other comprehensive income and cash flow hedges derivatives.
d)
The Peruvian Tax Authority has the right to review and, if necessary, amend the annual income tax returns filed by Peruvian subsidiaries up to four years after their filing date. Income tax returns of the major subsidiaries open for examination by the tax authorities are as follows:

Banco de Crédito del Perú S.A.	2016 to 2021
MiBanco, Banco de la Microempresa S.A.	2016 to 2021
Pacífico Compañía de Seguros y Reaseguros	2017 to 2021
Credicorp Capital Servicios Financieros	2017 to 2021
Credicorp Capital Perú	2017 to 2021
Credicorp Capital Holding Perú S.A.A.	2017 to 2021

       It is important to mention that the Peruvian Tax Authority is auditing the Income Tax declaration of 2015 and 2016 to 2017 of MiBanco and Banco de Crédito del Perú, respectively.

The Tax Authority concluded the audit of Banco de Crédito del Perú for the years 2014 and 2015, obtaining satisfactory results.
The Bolivian, Chilean and Colombian Tax Authorities have the power to review and, if applicable, make a new determination for the income tax the subsidiaries to Credicorp located in said countries, upon presentation of their Income Tax declarations. Additionally, in the case of Colombia, a period of 6 years was established for the taxpayers obliged to apply Transfer Prices or taxpayers who report tax losses.

The annual income tax declarations pending examination by the overseas tax authorities are the following:
Banco de Crédito de Bolivia	2016 to 2020
Credicorp Capital Colombia	2016 to 2020
Credicorp Capital Holding Chile	2019 to 2020

Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2021 and 2020.